Loans Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Loans Payable

8. Loans Payable

On May 1, 2022, the Company entered into Loan Agreements (the “Loans”) with two lenders, totaling $0.2 million. The Loans matured two years from the date of the agreement and bore no interest. Each loan was made available to the Company by the lenders in three tranches of (i) $33,000 (£30,000); (ii) $33,000 (£30,000) and (iii) $28,000 (£25 thousand), totaling $0.2 million. The Loans provided for events of default, including, among others, failure to make payment, bankruptcy and non-compliance with the terms of the Loans. As of June 30, 2024, the Company utilized all three tranches of the first loan and two out of three tranches of the second loan, with total loans payable at June 30, 2024 and December 31, 2023 of $0.2 million and $0.2 million, respectively.

8. Loans Payable

On May 1, 2022, the Company entered into Loan Agreements (the “Loans”) with two lenders, totaling $0.2 million. The Loans mature two years from the date of the agreement and bear no interest. Each loan was made available to the Company by the lenders in three tranches of (i) $33 thousand (£30 thousand); (ii) $33 thousand (£30 thousand) and (iii) $28 thousand (£25 thousand), totaling $0.2 million. The Loans provided for events of default, including, among others, failure to make payment, bankruptcy and non-compliance with the terms of the Loans. As of December 31, 2023, the Company utilized all three tranches of the first loan and two out of three tranches of the second loan, with total loans payable at December 31, 2023 and December 31, 2022 of $0.2 million and $0.2 million, respectively.